CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Profit for the year	€ 33,894	€ 10,491	€ 12,787
Adjustments to reconcile profit for the year to net cash provided by operating activities:
Income tax expense	12,551	7,299	11,037
Interest income	(7,683)	(5,250)	(5,179)
Interest expense	31,451	40,036	32,325
Impairment losses (income) on financial assets		(5)	5,889
Remeasurement of previously held equity-accounted investee	0	(7,698)
Other financial expenses (income)	(2,885)	1,411	96
Foreign currency gains, net	(23,205)	(26,690)	(5,437)
Amortization and impairment of intangible asset	201,620	172,831	119,048
Depreciation of property and equipment	14,596	11,982	10,327
Equity-settled share-based payments	41,177	28,299	15,431
Share of loss of equity-accounted investees	3,699	4,082	1,485
Loss on disposal of equity-accounted investee	13,604
Other	(3,790)	(3,178)	(876)
Cash flow from operating activities before working capital changes, interest and income taxes	315,029	233,610	196,933
Increase in trade receivables, contract assets, other assets and prepayments	(16,100)	(53,519)	(69,896)
Increase (decrease) in trade and other payables, contract and other liabilities	(1,477)	32,159	44,385
Changes in working capital	(17,577)	(21,360)	(25,511)
Interest paid	(30,528)	(33,591)	(31,060)
Interest received	7,677	5,091	165
Income taxes paid	(15,956)	(15,673)	(8,306)
Net cash from operating activities	258,645	168,077	132,221
INVESTING ACTIVITIES:
Acquisition of intangible assets	(185,493)	(154,266)	(124,890)
Acquisition of property and equipment	(14,786)	(8,288)	(5,861)
Acquisition of subsidiaries, net of cash acquired	(12,844)	(56,245)	(198,432)
Proceeds from dissolution of equity-accounted investee	15,172
Acquisition of financial assets	(3,716)		(2,605)
Contribution to equity-accounted investee		(27,873)	(45)
Proceeds from disposal of subsidiaries	778
Proceeds from sale of intangible and tangible assets	154
Collection of loans receivable	41	208	265
Issuance of loans receivable	(935)		(2,270)
Collection of deposits	623		222
Payment of deposits	(1,084)	(103)	(152)
Net cash used in investing activities	(202,090)	(246,567)	(333,768)
FINANCING ACTIVITIES:
Payment of lease liabilities	(7,983)	(5,958)	(7,118)
Purchase of treasury shares	(9,022)	(3,837)
Principle payments on bank debt	(620)	(420,685)	(2,376)
Change in bank overdrafts	(7)	(23)	(22)
Acquisition of non-controlling interests		(28,245)
Transaction costs related to borrowings		(1,100)
Proceeds from issuance of MPP share awards			1,650
Proceeds from issue of participation certificates			1,002
Proceeds from issuance of new shares			556,639
Transaction costs related to issuance of new shares and participation certificates			(10,009)
Net cash (used in) from financing activities	(17,632)	(459,848)	539,766
Net increase (decrease) in cash and cash equivalents	38,923	(538,338)	338,219
Cash and cash equivalents as of January 1	243,757	742,773	385,542
Effects of movements in exchange rates	(5,506)	39,322	19,012
Cash and cash equivalents as of December 31	€ 277,174	€ 243,757	€ 742,773